                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10067
                                                      ---------

                           Eaton Vance Variable Trust
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) LOGO]

MANAGED INVESTMENTS


[GRAPHIC]


ANNUAL REPORT DECEMBER 31, 2003


EATON VANCE VT FLOATING-RATE INCOME FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

    For more information about Eaton Vance's privacy policies, call:
    1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE VT FLOATING-RATE INCOME FUND as of December 31, 2003
MANAGEMENT DISCUSSION

Eaton Vance VT Floating-Rate Income Fund had a total return of 2.93% for the year ended December 31, 2003.(1) That return was the result of shareholder distributions from net investment income of $0.222 per share and an increase in net asset value per share from $10.00 on December 31, 2002 to $10.07 on December 31, 2003. Based on the Fund's closing net asset value per share of $10.07 at December 31, 2003 the Fund had a distribution rate of 1.94%.(2) The Fund's SEC 30-day yield at December 31 was 2.13%.(3)

[PHOTO OF SCOTT H. PAGE]

SCOTT H. PAGE

AN INTERVIEW WITH SCOTT H. PAGE AND PAYSON F. SWAFFIELD, CO-PORTFOLIO MANAGERS OF EATON VANCE VT FLOATING-RATE INCOME FUND.

Q: SCOTT, HOW WOULD YOU DESCRIBE THE LOAN MARKET DURING THE PAST YEAR?

A: MR. PAGE: The loan market has benefited from a stronger economy.
   Long-beleaguered industrial and technology companies have begun - at last - to see an increase in orders in response to a renewal of capital spending. In addition, companies that cut costs and restructured their debt during the economic slowdown are now beginning to see the benefits of those moves, as business activity appears to be gathering steam. Finally, consumer and investor confidence has increased, as corporate governance issues are being addressed by regulators and businesses alike. Together, these trends contributed to a better credit climate and a stronger loan market during 2003.

[PHOTO OF PAYSON F. SWAFFIELD]

PAYSON F. SWAFFIELD

Q: PAYSON, HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE IN THIS
   ENVIRONMENT?

A: MR. SWAFFIELD: The Fund posted a positive total return in the fiscal year ended December 31, 2003. In a low interest rate environment, the Fund outperformed most short-term investment vehicles. The Fund underperformed its benchmark, the CSFB Leveraged Loan Index.(4) That underperformance was the result of a lower exposure to the telecom and technology areas, which staged a recovery after having performed very poorly in previous years. While the inclusion of these sectors might provide a short-term boost, we believe they represent an added risk if the markets were to suffer a reversal. Despite the current market's greater tolerance for risk, we continue to apply the same credit standards that created lower volatility and downside during the difficult credit markets of 2000, 2001 and 2002.

FUND INFORMATION
as of December 31, 2003

PERFORMANCE(1)

Average Annual Total Return (at net asset value)

One Year                              2.93%
Life of Fund (5/2/01)                 1.70

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge. Insurance-related charges are not included in calculations of returns. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(4) The CSFB Leveraged Loan Index is a representative index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. It is not possible to invest in an Index.

    Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

   It's important to note that the Fund's performance has historically been characterized by low volatility, due in part to our strict investment standards.

Q: HOW HAVE YOU POSITIONED THE FUND IN RECENT MONTHS?

A: MR. PAGE: We continued our efforts at diversification across industry sectors.(1) The Fund had an exposure to the expanding economy - including the publishing and printing, manufacturing and retail sectors - as well as to non-GDP-sensitive areas - such as food, cable television and health care. The Fund included 120 borrowers across 35 industries, with no sector larger than 8% of the Fund. From a sector standpoint, publishing and printing was the Fund's largest weighting, at 7.7%, followed by food, beverages and tobacco, at 7.5%; broadcast media, at 5.8%; retail - specialty, at 4.1%; and health care providers and services, at 4.1%.(2)

   During the period, we maintained our conservative investment criteria, demanding what we believe to be good collateral and adequate cash flow. Adhering to strict investment standards has historically served the Fund well in both strong and weak economic scenarios.

Q: A STRONGER ECONOMY INCREASES THE LIKELIHOOD OF HIGHER INTEREST RATES. HOW
   DOES THE LOAN MARKET VIEW THAT PROSPECT?

A: MR. PAGE: Floating-rate loans are unique in that they have historically rewarded investors in a rising rate environment. Loans have reset provisions, which means they can be adjusted periodically in response to changes in the underlying rate environment. Generally, loan interest rates are reset every 50-70 days to reflect movements in the London-Interbank Offered Rate (LIBOR), which is the principal base rate for the Fund.

   A relatively short days-to-reset average gives us the flexibility of being able to adjust fairly rapidly to changing interest rates. In a rising rate climate, that represents a major advantage over fixed-rate bonds. While loan interest rates are generally adjusted upward as rates rise, fixed-rate bond interest rates remain the same, and are therefore more subject to interest rate risk.

Q: YOU INDICATED THAT THE PORTFOLIO HAD AN EXPOSURE TO THE GROWING ECONOMY.
   COULD YOU EXPAND ON THAT THEME?

A: MR. SWAFFIELD: Yes. Among its largest holdings, the Portfolio had investments in companies that we believe are likely to be direct beneficiaries of an economic recovery. One such sector was publishing and printing. The Fund had investments in several newspaper companies. Overall, this is a sector that held up very well during the economic downturn in 2001-2002 and has historically benefited from an economic recovery. The Trust had several investments in newspaper companies whose revenues are based on local advertising expenditures. Local ad spending has tended to be more stable in economic downturns than national advertising. In addition, newspaper companies have benefited from a consolidation trend within the sector, with larger chains buying smaller newspaper companies.

        (1) The Fund is a non-diversified investment.
        (2) Sector weightings are subject to change.

   Elsewhere in the cyclical part of the economy, container and packaging companies should see higher demand. The uptrend within the manufacturing sector has increased the need for packaging materials used in shipping goods.

Q: DID THE FUND INVEST IN NON-ECONOMICALLY-SENSITIVE SECTORS?

A: MR. PAGE: Yes. The Fund had investments in sectors such as health care and food and beverages, areas where growth has historically been generally less dependent on the fluctuations in the economy. In the health care sector, the Fund had an investment in a nationwide operator of acute care hospitals. The company operates 63 facilities in 22 states, primarily in non-urban areas, where it is typically the primary health care facility. The company offers a broad range of inpatient and outpatient medical services.

   In the food and beverages area, the Fund had investments in a range of companies, including household name food producers, the largest U.S. producer of egg products, a national pizza chain, and a major soft drink producer.

Q: WERE THERE ANY SECTORS WHOSE PERFORMANCE IMPEDED THE FUND'S PERFORMANCE?

A: MR. SWAFFIELD: There were no sectors that specifically hurt the Fund's performance. However, as I indicated previously, the Fund underperformed its benchmark during the year due to its underweighting in the technology and telecom sectors. Those sectors declined sharply during last year's market decline and, not surprisingly, rebounded more dramatically than the broad market as the economy recovered in 2003.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE VT FLOATING-RATE INCOME FUND VS. THE CSFB LEVERAGED LOAN INDEX*

May 31, 2001 - December 31, 2003

VARIABLE TRUST FLOATING-RATE INCOME FUND
Inception: 5/2/01

               FUND         FUND           CSFB
             VALUE AT    VALUE WITH    LEVERAGED LOAN
   DATE        NAV      SALES CHARGE       INDEX
-----------------------------------------------------
  5/2/2001     10,000       N/A                10,000
 6/30/2001     10,024                          10,012
 7/31/2001     10,045                          10,038
 8/31/2001     10,065                          10,118
 9/30/2001     10,078                           9,925
10/31/2001     10,090                           9,770
11/30/2001     10,097                           9,923
12/31/2001     10,101                          10,026
 1/31/2002     10,104                          10,081
 2/28/2002     10,107                          10,043
 3/31/2002     10,100                          10,159
 4/30/2002     10,102                          10,268
 5/31/2002     10,106                          10,261
 6/30/2002     10,110                          10,107
 7/31/2002     10,113                           9,953
 8/31/2002     10,116                           9,924
 9/30/2002     10,119                           9,946
10/31/2002     10,122                           9,812
11/30/2002     10,123                           9,981
12/31/2002     10,133                          10,138
 1/31/2003     10,144                          10,275
 2/28/2003     10,157                          10,329
 3/31/2003     10,166                          10,362
 4/30/2003     10,189                          10,508
 5/31/2003     10,224                          10,649
 6/30/2003     10,267                          10,800
 7/31/2003     10,300                          10,873
 8/31/2003     10,329                          10,897
 9/30/2003     10,357                          11,006
10/31/2003     10,386                          11,105
11/30/2003     10,403                          11,186
12/31/2003     10,430                          11,255

PERFORMANCE**

Average Annual Total Return (at net asset value)

One Year                              2.93%
Life of Fund (5/2/01)                 1.70

* Sources: Credit Suisse First Boston LLC; Thomson Financial. Investment operations commenced 5/2/01. The chart uses closest month-end after inception. The chart compares the Fund's total return with that of the CSFB Leveraged Loan Index - a representative index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the CSFB Leveraged Loan Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge. Insurance-related charges are not included in calculations of returns. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges..

    Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE VT FLOATING-RATE INCOME FUND as of December 31, 2003
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS -- 80.4%(1)

PRINCIPAL
AMOUNT                BORROWER / TRANCHE DESCRIPTION             VALUE
--------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.4%
             ALLIANT TECHSYSTEMS, INC.
$  172,111   Term Loan, Maturing April 20, 2009                  $       174,110
--------------------------------------------------------------------------------
                                                                 $       174,110
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 2.3%
             DURA OPERATING CORP.
$  346,482   Term Loan, Maturing March 31, 2007                  $       349,135
             FEDERAL-MOGUL CORP.
   350,000   Term Loan, Maturing February 24, 2004                       349,125
             TRW AUTOMOTIVE HOLDINGS CORP.
   350,000   Term Loan, Maturing February 28, 2011                       353,208
--------------------------------------------------------------------------------
                                                                 $     1,051,468
--------------------------------------------------------------------------------

BROADCAST MEDIA -- 5.8%
             CANWEST MEDIA, INC.
$  348,205   Term Loan, Maturing May 15, 2009                    $       351,905
             CITADEL COMMUNICATIONS CORP.
    96,756   Term Loan, Maturing March 31, 2006                           97,058
             CUMULUS MEDIA, INC.
   347,375   Term Loan, Maturing March 28, 2010                          351,717
             DISCOVERY COMMUNICATIONS, INC.
   350,000   Term Loan, Maturing December 31, 2005                       349,781
             EMMIS COMMUNICATION CORP.
   349,125   Term Loan, Maturing August 31, 2009                         353,731
             INSIGHT MIDWEST HOLDINGS, LLC
   350,000   Term Loan, Maturing December 31, 2009                       351,531
             LIN TELEVISION CORP.
   180,500   Term Loan, Maturing December 31, 2007                       182,241
   162,500   Term Loan, Maturing December 31, 2007                       163,990
             PANAMSAT CORP.
   188,462   Term Loan, Maturing September 30, 2010                      190,621
             RADIO ONE, INC.
   264,935   Term Loan, Maturing June 30, 2007                           261,292
--------------------------------------------------------------------------------
                                                                 $     2,653,867
--------------------------------------------------------------------------------

CABLE TELEVISION -- 1.5%
             ADELPHIA
$  343,664   DIP Loan, Maturing June 25, 2004                    $       346,815
             DIRECTTV HOLDINGS, LLC
   350,000   Term Loan, Maturing March 6, 2010                           352,385
--------------------------------------------------------------------------------
                                                                 $       699,200
--------------------------------------------------------------------------------

CASINOS AND GAMING -- 3.9%
             ALLIANCE GAMING CORP.
$  350,000   Term Loan, Maturing September 5, 2009               $       353,792
             AMERISTAR CASINOS, INC.
   346,417   Term Loan, Maturing December 31, 2006                       348,366
             ARGOSY GAMING CO.
   345,570   Term Loan, Maturing June 30, 2008                           347,513
             BOYD GAMING CORP.
   345,614   Term Loan, Maturing June 24, 2008                           347,601
             MOHEGAN TRIBAL GAMING AUTHORITY
   350,000   Term Loan, Maturing March 31, 2008                          350,875
--------------------------------------------------------------------------------
                                                                 $     1,748,147
--------------------------------------------------------------------------------

CHEMICALS -- 2.9%
             GEORGIA GULF CORP.
$  350,000   Term Loan, Maturing December 2, 2010                $       353,172
             HUNTSMAN INTERNATIONAL
   175,000   Term Loan, Maturing June 30, 2007                           175,919
   175,000   Term Loan, Maturing June 30, 2008                           175,948
             NALCO CO.
   350,000   Term Loan, Maturing November 4, 2010                        351,794
             NOVEON
   250,000   Term Loan, Maturing December 31, 2009                       252,656
--------------------------------------------------------------------------------
                                                                 $     1,309,489
--------------------------------------------------------------------------------

COAL -- 0 4%
             PEABODY ENERGY CORP.
$  198,500   Term Loan, Maturing March 31, 2010                  $       200,754
--------------------------------------------------------------------------------
                                                                 $       200,754
--------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 1.2%
             COINMACH LAUNDRY CORP.
$  348,223   Term Loan, Maturing July 25, 2009                   $       350,255
             GATE GOURMET BORROWER, LLC
   198,000   Term Loan, Maturing December 31, 2008                       195,154
--------------------------------------------------------------------------------
                                                                 $       545,409
--------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - METAL AND GLASS -- 3.9%
             BALL CORP.
$  349,118   Term Loan, Maturing December 31, 2009               $       351,706
             BERRY PLASTICS CORP.
   345,625   Term Loan, Maturing July 22, 2010                           349,081

                       See notes to financial statements.

PRINCIPAL
AMOUNT                BORROWER / TRANCHE DESCRIPTION             VALUE
--------------------------------------------------------------------------------
CONTAINERS AND PACKAGING - METAL AND
GLASS (CONTINUED)
             GRAPHIC PACKAGING INTERNATIONAL, INC.
$  348,250   Term Loan, Maturing August 8, 2009                  $       352,908
             OWENS-ILLINOIS, INC.
   350,000   Term Loan, Maturing April 1, 2008                           353,354
             SILGAN HOLDINGS, INC.
   346,491   Term Loan, Maturing December 31, 2008                       349,306
--------------------------------------------------------------------------------
                                                                 $     1,756,355
--------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - PAPER -- 1.8%
             GREIF BROS. CORP.
$  265,285   Term Loan, Maturing August 31, 2008                 $       266,706
             JEFFERSON SMURFIT CORP.
   192,883   Term Loan, Maturing March 31, 2007                          194,189
             PRINTPACK HOLDINGS, INC.
   347,355   Term Loan, Maturing April 30, 2009                          348,658
--------------------------------------------------------------------------------
                                                                 $       809,553
--------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - PLASTICS -- 0.7%
             CROWN CORK AND SEAL CO., INC.
$  332,500   Term Loan, Maturing September 15, 2008              $       336,615
--------------------------------------------------------------------------------
                                                                 $       336,615
--------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 1.5%
             JOSTENS, INC.
$  350,000   Term Loan, Maturing July 15, 2010                   $       353,491
             KNOWLEDGE LEARNING CORP.
   350,000   Term Loan, Maturing May 15, 2010                            350,000
--------------------------------------------------------------------------------
                                                                 $       703,491
--------------------------------------------------------------------------------

ENTERTAINMENT -- 1.3%
             AMF BOWLING WORLDWIDE, INC.
$  220,491   Term Loan, Maturing February 28, 2008               $       221,134
             NEW ENGLAND SPORTS VENTURES, LLC
   350,000   Term Loan, Maturing February 28, 2005                       350,000
--------------------------------------------------------------------------------
                                                                 $       571,134
--------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 2.3%
             ALLIED WASTE INDUSTRIES, INC.
$   50,000   Term Loan, Maturing January 15, 2010                $        50,630
   296,250   Term Loan, Maturing July 15, 2010                           300,188
             CASELLA WASTE SYSTEMS, INC.
   350,000   Term Loan, Maturing January 24, 2010                        353,150
             WASTE CONNECTIONS
$  350,000   Term Loan, Maturing October 22, 2010                $       354,485
--------------------------------------------------------------------------------
                                                                 $     1,058,453
--------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 7.5%
             AMERICAN SEAFOOD HOLDINGS, INC.
$  223,545   Term Loan, Maturing March 31, 2009                  $       224,453
             CONSTELLATION BRANDS, INC.
   218,750   Term Loan, Maturing November 30, 2008                       221,074
             DEAN FOODS CO.
   262,500   Term Loan, Maturing July 15, 2008                           265,302
             DEL MONTE CORP.
   323,434   Term Loan, Maturing December 20, 2010                       327,511
             DOMINO'S, INC.
   304,679   Term Loan, Maturing June 25, 2010                           308,203
             DR. PEPPER/SEVEN UP BOTTLING GROUP, INC
   350,000   Term Loan, Maturing December 19, 2010                       354,010
             DS WATERS ENTERPRISES, L.P.
   350,000   Term Loan, Maturing November 7, 2009                        355,396
             GENERAL NUTRITION CENTERS, INC.
   250,000   Term Loan, Maturing December 5, 2009                        252,578
             MICHAEL FOODS, INC.
   350,000   Term Loan, Maturing November 20, 2010                       355,323
             PINNACLE FOODS HOLDINGS CORP.
    77,064   Term Loan, Maturing November 25, 2010                        77,137
             SOUTHERN WINE & SPIRITS OF AMERICA, INC.
   345,625   Term Loan, Maturing June 28, 2008                           349,225
             WEIGHT WATCHERS INTERNATIONAL, INC.
   264,540   Term Loan, Maturing December 31, 2007                       267,317
    33,961   Term Loan, Maturing December 31, 2007                        34,290
--------------------------------------------------------------------------------
                                                                 $     3,391,819
--------------------------------------------------------------------------------

FUNERAL SERVICE -- 0.4%
             ALDERWOODS GROUP
$  178,830   Term Loan, Maturing September 28, 2008              $       181,457
--------------------------------------------------------------------------------
                                                                 $       181,457
--------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS & SERVICES -- 4.1%
             CAREMARK RX, INC
$  346,474   Term Loan, Maturing March 31, 2006                  $       348,531
             COMMUNITY HEALTH SYSTEMS, INC.
   346,491   Term Loan, Maturing July 5, 2010                            350,173
             DAVITA, INC.
   348,114   Term Loan, Maturing March 31, 2009                          350,414

                       See notes to financial statements.

PRINCIPAL
AMOUNT                BORROWER / TRANCHE DESCRIPTION             VALUE
--------------------------------------------------------------------------------
HEALTH CARE - PROVIDERS & SERVICES (CONTINUED)
             EXPRESS SCRIPTS, INC.
$  166,667   Term Loan, Maturing March 31, 2008                  $       168,021
             MEDCO HEALTH SOLUTIONS, INC.
   349,125   Term Loan, Maturing June 30, 2010                           352,834
             TRIAD HOSPITALS HOLDINGS, INC.
   274,374   Term Loan, Maturing March 31, 2008                          277,175
--------------------------------------------------------------------------------
                                                                 $     1,847,148
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 2.3%
             CONMED CORP.
$  233,519   Term Loan, Maturing December 31, 2007               $       235,854
             FISHER SCIENTIFIC INTERNATIONAL, LLC
   236,694   Term Loan, Maturing March 31, 2010                          238,026
             FRESENIUS MEDICAL CARE HOLDINGS, INC.
   348,250   Term Loan, Maturing February 21, 2010                       352,385
             SYBRON DENTAL MANAGEMENT
   199,757   Term Loan, Maturing June 6, 2009                            200,930
--------------------------------------------------------------------------------
                                                                 $     1,027,195
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.9%
             RAYOVAC CORP.
$  277,010   Term Loan, Maturing September 30, 2009              $       279,145
             THE SCOTTS CO.
   350,000   Term Loan, Maturing September 30, 2010                      354,500
             UNITED INDUSTRIES CORP.
   239,101   Term Loan, Maturing January 20, 2006                        240,894
--------------------------------------------------------------------------------
                                                                 $       874,539
--------------------------------------------------------------------------------

INSURANCE -- 1.5%
             HILB, ROGAL & HOBBS CO.
$  344,750   Term Loan, Maturing June 30, 2007                   $       348,413
             INFINITY PROPERTY AND CASUALTY CORP.
   342,125   Term Loan, Maturing June 30, 2010                           345,119
--------------------------------------------------------------------------------
                                                                 $       693,532
--------------------------------------------------------------------------------

MACHINERY -- 0.1%
             THE MANITOWOC CO.
$   35,959   Term Loan, Maturing June 30, 2007                   $        36,223
--------------------------------------------------------------------------------
                                                                 $        36,223
--------------------------------------------------------------------------------

MANUFACTURING -- 3.7%
             AMSTED INDUSTRIES, INC.
$  348,250   Term Loan, Maturing October 15, 2010                $       350,481
             JOHNSONDIVERSEY, INC.
   301,330   Term Loan, Maturing November 30, 2009                       304,658
             MUELLER GROUP, INC.
   344,750   Term Loan, Maturing May 31, 2008                            346,043
             SPX CORP.
   260,526   Term Loan, Maturing September 30, 2009                      263,376
             TRIMAS CORP.
   304,513   Term Loan, Maturing December 31, 2009                       305,548
             WALTER INDUSTRIES, INC.
    90,348   Term Loan, Maturing April 17, 2010                           90,885
--------------------------------------------------------------------------------
                                                                 $     1,660,991
--------------------------------------------------------------------------------

METALS AND MINING -- 0.6%
             COMPASS MINERALS GROUP, INC
$  250,527   Term Loan, Maturing November 28, 2009               $       252,876
--------------------------------------------------------------------------------
                                                                 $       252,876
--------------------------------------------------------------------------------

OFFICE EQUIPMENT AND SUPPLIES -- 0.8%
             IRON MOUNTAIN, INC.
$  348,948   Term Loan, Maturing February 15, 2008               $       352,406
--------------------------------------------------------------------------------
                                                                 $       352,406
--------------------------------------------------------------------------------

OIL AND GAS -- 0.8%
             THE PREMCOR REFINING GROUP, INC.
$  350,000   Term Loan, Maturing February 11, 2006               $       353,828
--------------------------------------------------------------------------------
                                                                 $       353,828
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.7%
             ARMKEL, LLC
$  253,810   Term Loan, Maturing March 31, 2009                  $       256,302
             MARY KAY COSMETICS, INC.
   184,931   Term Loan, Maturing September 30, 2007                      186,241
             PLAYTEX PRODUCTS, INC.
   346,482   Term Loan, Maturing May 31, 2009                            347,024
--------------------------------------------------------------------------------
                                                                 $       789,567
--------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL
AMOUNT                BORROWER / TRANCHE DESCRIPTION             VALUE
--------------------------------------------------------------------------------
PUBLISHING & PRINTING -- 7.7%
             AMERICAN MEDIA OPERATIONS, INC.
$  347,328   Term Loan, Maturing April 1, 2007                   $       350,584
             BUCKEYE TECHNOLOGIES, INC.
   349,125   Term Loan, Maturing April 15, 2010                          350,652
             DEX MEDIA EAST, LLC
   518,104   Term Loan, Maturing November 8, 2008                        521,450
             DEX MEDIA WEST, LLC
    78,619   Term Loan, Maturing September 9, 2009                        79,159
   157,261   Term Loan, Maturing March 9, 2010                           159,227
             HOLLINGER INTERNATIONAL PUBLISHING, INC.
   345,625   Term Loan, Maturing September 30, 2009                      351,025
             JOURNAL REGISTER CO.
   348,232   Term Loan, Maturing September 30, 2006                      346,600
             MOORE HOLDINGS U.S.A. INC.
   348,250   Term Loan, Maturing March 15, 2010                          349,883
             R.H. DONNELLEY, INC.
   346,530   Term Loan, Maturing June 30, 2010                           351,415
             SUN MEDIA CORP.
   350,000   Term Loan, Maturing February 7, 2009                        351,531
             THE MCCLATCHY CO.
   305,195   Term Loan, Maturing September 10, 2007                      306,816
--------------------------------------------------------------------------------
                                                                 $     3,518,342
--------------------------------------------------------------------------------

REAL ESTATE -- 3.5%
             CROWN CASTLE OPERATING CO.
$  149,625   Term Loan, Maturing September 15, 2007              $       152,016
             FAIRFIELD RESORTS, INC.
    68,727   Revolving Loan, Maturing March 21, 2006                      68,384
   210,000   Term Loan, Maturing March 21, 2006                          208,950
             LENNAR CORP.
   345,333   Term Loan, Maturing May 2, 2007                             346,499
             NEWKIRK MASTER, L.P.
   349,505   Term Loan, Maturing November 24, 2006                       355,621
             THE WOODLANDS COMMERCIAL PROPERTIES CO., L.P.
   326,667   Term Loan, Maturing November 26, 2005                       328,708
             WILMORITE HOLDINGS, L.P.
   122,500   Term Loan, Maturing March 31, 2006                          123,113
--------------------------------------------------------------------------------
                                                                 $     1,583,291
--------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 2.1%
             FLEMING COMPANIES, INC.
$   91,596   Term Loan, Maturing June 18, 2008                   $        90,947
             GIANT EAGLE, INC.
   336,784   Term Loan, Maturing August 6, 2009                          339,029
             ROUNDY'S, INC.
   345,614   Term Loan, Maturing June 6, 2009                            348,422
             THE PANTRY, INC.
   191,680   Term Loan, Maturing March 31, 2007                          194,076
--------------------------------------------------------------------------------
                                                                 $       972,474
--------------------------------------------------------------------------------

RETAIL - SPECIALTY -- 4.1%
             ADVANCE STORES CO., INC.
$  217,057   Term Loan, Maturing November 30, 2006               $       219,431
             ALIMENTATION COUCHE-TARD, INC.
   350,000   Term Loan, Maturing December 17, 2010                       352,297
             CSK AUTO, INC.
   348,250   Term Loan, Maturing June 20, 2009                           350,644
             ORIENTAL TRADING CO.
   243,750   Term Loan, Maturing August 4, 2010                          246,035
             RENT-A-CENTER, INC.
   349,123   Term Loan, Maturing May 28, 2009                            352,778
             RITE AID CORP.
   350,000   Term Loan, Maturing April 30, 2008                          357,263
--------------------------------------------------------------------------------
                                                                 $     1,878,448
--------------------------------------------------------------------------------

ROAD AND RAIL -- 1.1%
             RAILAMERICA, INC.
$   17,172   Term Loan, Maturing May 31, 2009                    $        17,341
    24,000   Term Loan, Maturing May 31, 2009                             24,237
   106,000   Term Loan, Maturing May 31, 2009                            107,047
             YELLOW ROADWAY CORP.
   190,909   Term Loan, Maturing June 30, 2008                           192,102
   159,091   Term Loan, Maturing June 30, 2008                           160,085
--------------------------------------------------------------------------------
                                                                 $       500,812
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELESS -- 1.6%
             DOBSON CELLULAR SYSTEMS, INC.
$  349,125   Term Loan, Maturing March 31, 2010                  $       354,035
             NEXTEL COMMUNICATIONS, INC.
   350,000   Term Loan, Maturing December 15, 2010                       352,106
--------------------------------------------------------------------------------
                                                                 $       706,141
--------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL
AMOUNT                BORROWER / TRANCHE DESCRIPTION             VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE -- 0.8%
             CINCINNATI BELL, INC.
$  349,125   Term Loan, Maturing June 30, 2008                   $       353,598
--------------------------------------------------------------------------------
                                                                 $       353,598
--------------------------------------------------------------------------------

THEATERS -- 2.8%
             CINEMARK USA, INC.
$  348,250   Term Loan, Maturing March 31, 2009                  $       352,676
             LOEWS CINEPLEX ENTERTAINMENT CORP.
   252,380   Term Loan, Maturing September 30, 2006                      253,221
             REGAL CINEMAS, INC.
   323,482   Term Loan, Maturing June 30, 2009                           327,324
             SIX FLAGS THEME PARKS, INC.
   350,000   Term Loan, Maturing June 30, 2009                           350,031
--------------------------------------------------------------------------------
                                                                 $     1,283,252
--------------------------------------------------------------------------------

UTILITY -- 1.4%
             CENTERPOINT ENERGY, INC.
$  274,257   Term Loan, Maturing October 7, 2006                 $       277,616
             NRG ENERGY, INC.
    72,917   Term Loan, Maturing June 23, 2010                            74,740
   277,083   Term Loan, Maturing June 23, 2010                           284,010
--------------------------------------------------------------------------------
                                                                 $       636,366
--------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (identified cost $36,258,832)                                 $    36,512,350
--------------------------------------------------------------------------------

PRINCIPAL     MATURITY
AMOUNT        DATE       BORROWER                         RATE   AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.6%
$ 5,990,000   01/02/04   Federal Home Loan
                         Bank Discount Note               0.75%  $     5,989,875

  2,000,000   01/02/04   Investors Bank and
                         Trust Time Deposit               1.01%        2,000,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (at amortized cost)                                           $     7,989,875
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.0%
   (identified cost $44,248,707)                                 $    44,502,225
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                           $       909,925
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    45,412,150
--------------------------------------------------------------------------------

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years.

Note: At December 31, 2003, the Trust had unfunded commitments amounting to $370,000 under various revolving credit agreements.

                       See notes to financial statements.

EATON VANCE VT FLOATING-RATE INCOME FUND as of December 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investments, at value (identified cost, $44,248,707)                             $  44,502,225
Cash                                                                                   918,018
Receivable for investments sold                                                          3,750
Receivable for Fund shares sold                                                            166
Interest receivable                                                                     95,819
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     $  45,519,978
----------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                                 $      35,164
Payable to affiliate for Trustees' fees                                                    455
Payable to affiliates                                                                   38,890
Accrued expenses                                                                        33,319
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                $     107,828
----------------------------------------------------------------------------------------------
NET ASSETS FOR 4,510,291 SHARES OF BENEFICIAL INTEREST OUTSTANDING               $  45,412,150
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                  $  45,137,541
Accumulated undistributed net investment income                                         21,091
Net unrealized appreciation (computed on the basis of identified cost)                 253,518
----------------------------------------------------------------------------------------------
TOTAL                                                                            $  45,412,150
----------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
----------------------------------------------------------------------------------------------
($45,412,150 DIVIDED BY 4,510,291 SHARES OF BENEFICIAL INTEREST OUTSTANDING)     $       10.07
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Interest                                                                         $   1,309,819
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          $   1,309,819
----------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                           $     212,547
Administration fee                                                                      92,412
Trustees' fees and expenses                                                                455
Service fees                                                                            92,412
Custodian fee                                                                           47,225
Legal and accounting services                                                           33,537
Transfer and dividend disbursing agent fees                                             11,595
Miscellaneous                                                                           12,598
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                   $     502,781
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                            $     807,038
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
    Investment transactions (identified cost basis)                              $      23,033
----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                $      23,033
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                          $     240,542
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             $     240,542
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                 $     263,575
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                       $   1,070,613
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED           YEAR ENDED
IN NET ASSETS                                        DECEMBER 31, 2003    DECEMBER 31, 2002
-------------------------------------------------------------------------------------------
From operations --
    Net investment income                            $         807,038    $          76,278
    Net realized gain                                           23,033                1,225
    Net change in unrealized
        appreciation (depreciation)                            240,542               12,976
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $       1,070,613    $          90,479
-------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income                       $        (814,122)   $         (72,361)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $        (814,122)   $         (72,361)
-------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares                     $      19,716,943    $      28,210,704
    Net asset value of shares issued to
        shareholders in payment of
        distributions declared                                 814,122               72,361
    Cost of shares redeemed                                (11,927,007)          (7,538,560)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                          $       8,604,058    $      20,744,505
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $       8,860,549    $      20,762,623
-------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                 $      36,551,601    $      15,788,978
-------------------------------------------------------------------------------------------
AT END OF YEAR                                       $      45,412,150    $      36,551,601
-------------------------------------------------------------------------------------------

ACCUMULATED
UNDISTRIBUTED NET
INVESTMENT INCOME
INCLUDED IN NET ASSETS
AT END OF YEAR                                       $          21,091    $           5,142
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                    YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------
                                                             2003           2002(1)       2001(1)(2)
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $    10.000     $    10.000     $    10.000
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                     $     0.222     $     0.031     $     0.129
Net realized and unrealized gain                                0.070              --              --
-----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                              $     0.292     $     0.031     $     0.129
-----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                $    (0.222)    $    (0.031)    $    (0.129)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $    (0.222)    $    (0.031)    $    (0.129)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF YEAR                            $    10.070     $    10.000     $    10.000
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                  2.93%           0.31%           1.29%
-----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                   $    45,412     $    36,552     $    15,789
Ratios (As a percentage of average daily net assets):
    Net expenses                                                 1.36%           1.47%           1.26%(4)
    Net investment income                                        2.18%           0.31%           1.37%(4)
Portfolio Turnover                                                 65%              0%             --
-----------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment gain per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses                                                                                     1.28%(4)
    Net investment income                                                                        1.35%(4)
Net investment income per share                                                           $     0.127

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, May 2, 2001, to December 31, 2001.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Annualized.

                       See notes to financial statements.

EATON VANCE VT FLOATING-RATE INCOME FUND as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance VT Floating-Rate Income Fund (the Fund) is a non-diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered undera the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- The investments of the Fund are primarily in interests in Senior Floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid senior loans are valued on the basis of prices furnished by a pricing service. Eaton Vance Management (EVM) values liquid Senior Loans on the basis of prices furnished by one or more pricing services. Other Senior Loans are valued at fair value by the Fund's investment advisor, EVM, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including
   (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan.

   C INCOME TAXES -- The Fund has elected to be treated as a regulated investment company (RIC) for United States federal tax purposes. The Fund's policy is to comply with the provisions of Section 817-H of the Internal Revenue Code regarding Variable Trusts. No provision is made by the Fund for federal or state taxes on any taxable income of the Fund because each separate account in the Fund is ultimately responsible for the payment of any taxes. The Fund will distribute at least annually all of the Fund's net investment income and net realized capital gains, if any.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions of net income are paid monthly. Distributions are paid in the form of additional shares unless an election is made on behalf of a separate account to receive some or all of the distribution in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). EVD intends to offer shares of the Fund continuously to separate accounts of various insurance companies. The underwriting agreement presently provides that EVD through the Fund's transfer agent accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

                                                YEAR ENDED DECEMBER 31,
   ---------------------------------------------------------------------
                                                  2003            2002
   ---------------------------------------------------------------------
   Sales                                        1,963,869      2,823,284
   Issued to shareholders
   electing to receive payments
   of distributions in Fund shares                 81,191          7,242
   Redemptions                                 (1,190,229)      (754,434)
   ---------------------------------------------------------------------
   NET INCREASE                                   854,831      2,076,092
   ---------------------------------------------------------------------

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at the monthly rate of 0.575% per annum of the average daily net assets up to $1 billion, and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Fund. For the year ended December 31, 2003, the fee amounted to $212,547. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   The Fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2003, the fee amounted to $92,412.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  SERVICE FEES

   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which will be equal to 0.25% of daily average net assets. Service fee payments for the year ended December 31, 2003 amounted to $92,412.

6  PURCHASES AND SALES OF INVESTMENTS

   The Fund invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments of Senior Loans for the year ended December 31, 2003 aggregated $41,757,401 and $18,586,887 respectively.

7  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $500 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees during the year ended December 31, 2003.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation/depreciation in the value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                             $ 44,248,707
   -------------------------------------------------------
   Gross unrealized appreciation              $    260,086
   Gross unrealized depreciation                    (6,130)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION                $    253,956
   -------------------------------------------------------

EATON VANCE VT FLOATING-RATE INCOME FUND as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE VARIABLE TRUST AND SHAREHOLDERS OF EATON VANCE VT FLOATING-RATE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance VT Floating-Rate Income Fund (the
Fund), one of the series constituting Eaton Vance Variable Trust, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for the two years then ended and the financial highlights for the two years ended December 31, 2003, and for the period from the start of business, May 2, 2001, to December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedure included confirmation of securities owned at December 31, 2003, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance VT Floating-Rate Income Fund at December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2004

EATON VANCE VT FLOATING-RATE INCOME FUND
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., and "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                         TERM OF                                      NUMBER OF PORTFOLIOS
                          POSITION     OFFICE AND                                        IN FUND COMPLEX
   NAME AND               WITH THE      LENGTH OF       PRINCIPAL OCCUPATION(S)            OVERSEEN BY
 DATE OF BIRTH              TRUST        SERVICE        DURING PAST FIVE YEARS             TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
Jessica M. Bibliowicz     Trustee      Since 2000  Chairman, President and Chief               193            Director of National
11/28/59                                           Executive Officer of National                               Financial Partners
                                                   Financial Partners (financial
                                                   services company) (since
                                                   April 1999). President and Chief
                                                   Operating Officer of John A.
                                                   Levin & Co. (registered investment
                                                   adviser) (July 1997 to April 1999)
                                                   and a Director of Baker,
                                                   Fentress & Company, which owns
                                                   John A. Levin & Co. (July 1997 to
                                                   April 1999). Ms. Bibliowicz is an
                                                   interested person because of her
                                                   affiliation with a brokerage
                                                   firm.

James B. Hawkes         Trustee and    Since 2000  Chairman, President and Chief               195                Director of EVC
11/9/41                  President                 Executive Officer of BMR, EVC,
                                                   EVM and EV; Director of EV; Vice
                                                   President and Director of EVD.
                                                   Trustee and/or officer of 195
                                                   registered investment companies
                                                   in the Eaton Vance Fund Complex.
                                                   Mr. Hawkes is an interested person
                                                   because of his positions with
                                                   BMR, EVM, EVC and EV, which are
                                                   affiliates of the Fund.

                                         TERM OF                                      NUMBER OF PORTFOLIOS
                          POSITION     OFFICE AND                                        IN FUND COMPLEX
   NAME AND               WITH THE      LENGTH OF       PRINCIPAL OCCUPATION(S)            OVERSEEN BY
 DATE OF BIRTH              TRUST        SERVICE        DURING PAST FIVE YEARS             TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III      Trustee      Since 2000  Jacob H. Schiff Professor of                195         Director of Tiffany & Co.
2/23/35                                            Investment Banking Emeritus,                            (specialty retailer) and
                                                   Harvard University Graduate                                    Telect, Inc.
                                                   School of Business                                         (telecommunication
                                                   Administration.                                             services company)

William H. Park           Trustee      Since 2003  President and Chief Executive               192                    None
9/19/47                                            Officer, Prizm Capital
                                                   Management, LLC (investment
                                                   management firm) (since 2002).
                                                   Executive Vice President and
                                                   Chief Financial Officer, United
                                                   Asset Management Corporation (a
                                                   holding company owning
                                                   institutional investment
                                                   management firms) (1982-2001).

Ronald A. Pearlman        Trustee      Since 2000  Professor of Law, Georgetown                192                    None
7/10/40                                            University Law Center (since
                                                   1999). Tax Partner, Covington &
                                                   Burling, Washington, DC
                                                   (1991-2000).

                                         TERM OF                                      NUMBER OF PORTFOLIOS
                          POSITION     OFFICE AND                                        IN FUND COMPLEX
   NAME AND               WITH THE      LENGTH OF       PRINCIPAL OCCUPATION(S)            OVERSEEN BY
 DATE OF BIRTH              TRUST        SERVICE        DURING PAST FIVE YEARS             TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Norton H. Reamer          Trustee      Since 2003  President, Chief Executive Officer          195                     None
9/21/35                                            and a Director of Asset Management
                                                   Finance Corp. (a specialty
                                                   finance company serving the
                                                   investment management industry)
                                                   (since October 2003). President,
                                                   Unicorn Corporation (an
                                                   investment and financial advisory
                                                   services company) (since
                                                   September 2000). Formerly,
                                                   Chairman, Hellman, Jordan
                                                   Management Co., Inc. (an
                                                   investment management company)
                                                   (2000-2003). Formerly, Advisory
                                                   Director of Berkshire Capital
                                                   Corporation (investment banking
                                                   firm) (2002-2003). Formerly,
                                                   Chairman of the Board, United
                                                   Asset Management Corporation (a
                                                   holding company owning
                                                   institutional investment
                                                   management firms) and Chairman,
                                                   President and Director, UAM Funds
                                                   (mutual funds) (1980-2000).

Lynn A. Stout             Trustee      Since 2000  Professor of Law, University of             195                     None
9/14/57                                            California at Los Angeles School
                                                   of Law (since July 2001).
                                                   Formerly, Professor of Law,
                                                   Georgetown University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                         TERM OF
                          POSITION     OFFICE AND
   NAME AND               WITH THE      LENGTH OF                              PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH              TRUST        SERVICE                               DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Huggins      Vice President  Since 2000  Vice President of EVM and BMR. Officer of 8 registered investment companies
3/7/66                                             managed by EVM and BMR.

Samuel D. Isaly        Vice President  Since 2000  Managing Partner of OrbiMed Advisors LLC. Officer of 5 registered investment
3/12/45                                            companies managed by EVM or BMR.

Martha G. Locke        Vice President  Since 2002  Vice President of EVM and BMR. Officer of 5 registered investment companies
6/21/52                                            managed by EVM and BMR.

Scott H. Page          Vice President  Since 2000  Vice President of EVM and BMR. Officer of 13 registered investment companies
11/30/59                                           managed by EVM or BMR.

Jacob Rees-Mogg        Vice President  Since 2000  Investment Manager of Lloyd George. Officer of 4 registered investment companies
5/24/69                                            managed by EVM and BMR.

Duncan W. Richardson   Vice President  Since 2000  Senior Vice President and Chief Equity Investment Officer of EVM and BMR. Officer
10/26/57                                           of 42 registered investment companies managed by EVM or BMR.

Payson F. Swaffield    Vice President  Since 2000  Vice President of EVM and BMR. Officer of 13 registered investment companies
8/13/56                                            managed by EVM or BMR.

                                         TERM OF
                          POSITION     OFFICE AND
   NAME AND               WITH THE      LENGTH OF                              PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH              TRUST        SERVICE                               DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Michael Weilheimer     Vice President  Since 2000  Vice President of EVM and BMR. Officer of 10 registered investment companies
2/11/61                                            managed by EVM or BMR.

Alan R. Dynner           Secretary     Since 2000  Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC.
10/10/40                                           Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer     Since 2000  Vice President of BMR, EVM and EVD. Officer of 116 registered investment
4/1/45                                             companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE VT FLOATING-RATE INCOME FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                    EATON VANCE VT FLOATING-RATE INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

                                                                        VTFRHSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

EATON VANCE VT FLOATING RATE INCOME FUND (the "Fund") is a series of Eaton Vance Variable Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 4 series (collectively, the "Series"). As of December 31, 2003, one of the Series, Eaton Vance VT Information Age Fund, had not yet commenced operations. This Form N-CSR/A relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE VT FLOATING RATE INCOME FUND

FISCAL YEARS ENDED                             12/31/02           12/31/03
---------------------------------------------------------------------------
Audit Fees                                    $   9,054          $   22,639

Audit-Related Fees(1)                         $       0          $        0

Tax Fees(2)                                   $   5,800          $    6,000

All Other Fees(3)                             $       0          $        0
                                              -----------------------------

Total                                         $  14,854          $   28,639
                                              =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have the same fiscal year end (December
31). The Series differ, however, as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                          12/31/02                              12/31/03

                                               PWC            D&T            PWC            D&T
----------------------------------------------------------------------------------------------------
AUDIT FEES                                 $     18,700   $      9,054   $     31,600   $     22,639

AUDIT-RELATED FEES(1)                      $          0   $          0   $          0   $          0

TAX FEES(2)                                $      2,920   $      5,800   $      6,200   $      6,000

ALL OTHER FEES(3)                          $          0   $          0   $          0   $          0
                                           ---------------------------------------------------------

TOTAL                                      $     21,620   $     14,854   $     37,800   $     28,639
                                           =========================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series; (iii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Lloyd George Investment Management (Bermuda) LLC, an investment adviser to Eaton Vance VT Information Age Fund, by PWC and D&T for the last two fiscal years of each Series; and
(iv) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to OrbiMed Advisors, LLC, investment adviser to Eaton Vance VT Worldwide Health Sciences Fund, by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS ENDED                         12/31/02                              12/31/03

                                   PWC                 D&T                PWC                 D&T
-----------------------------------------------------------------------------------------------------
REGISTRANT(1)                   $   2,920           $    5,800         $   6,200          $     6,000

EATON VANCE(2)                  $       0           $  336,546         $       0          $   458,168

LLOYD GEORGE INVESTMENT

MANAGEMENT (BERMUDA)            $       0           $        0         $       0          $         0

ORBIMED ADVISORS                $       0           $        0         $       0          $         0

(1)  Includes all of the Series in the Trust.

(2) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts in an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment advisers and any entity controlling, controlled by, or under common control with the advisers that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE VARIABLE TRUST (ON BEHALF OF (EATON VANCE VT FLOATING RATE INCOME
FUND))


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  June 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  June 8, 2004


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  June 8, 2004